Commitments and Contingencies (Details Narrative) (10-K)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 26, 2020 ft²	Apr. 25, 2019 USD ($) ft²	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Monthly rental payment			$ 160,000	$ 41,000	$ 458,000	$ 123,000	$ 168,000	$ 160,000
Accutek [Member]
Area of land | ft²	17,539	45,600
Lease term		7 years 4 months
Lease option to extend	The Company entered into the First Amendment to Standard Industrial/Commercial Multi-Tenant Lease dated April 25, 2019 (the "Amendment") with Accutek to rent an additional 16,309 rentable square feet of space plus a residential unit of approximately 1,230 rentable square feet (for a total of approximately 17,539 rentable square feet).	The lease contains an option to extend the term for two periods of 24 months, and the right of first refusal to lease an additional approximate 15,300 square feet.
Accutek [Member] | First 12 Months [Member]
Monthly rental payment		$ 42,400
Escalating lease payment percentage		3.00%